ACQUISITION OF BUSINESSES	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
ACQUISITION OF BUSINESSES	ACQUISITION OF BUSINESSES
Acquisitions Completed in 2025
(a) Acquisition of U.S. bulk fiber network
On September 3, 2025, Brookfield Infrastructure, alongside institutional partners (the “Hotwire consortium”), completed the acquisition of Hotwire Communications (“Hotwire”), a leading provider of bulk fiber-to-the home services in key growing markets in the U.S., for total consideration of $0.8 billion (Hotwire consortium - $3.9 billion). Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective September 3, 2025, with the partnership having an effective 20% interest. Acquisition costs of approximately $14 million were recorded as other income (expense) within the Consolidated Statement of Operating Results.
Consideration Transferred:

US$ MILLIONS
Cash	$808
Total consideration	$808
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$320
Accounts receivable and other	304
Property, plant and equipment	2,730
Intangible assets	1,542
Goodwill	2,633
Accounts payable and other liabilities	(432)
Lease liabilities	(35)
Non-recourse borrowings	(2,967)
Deferred income tax liabilities	(148)
Net assets acquired before non-controlling interest	3,947
Non-controlling interest(2)	(3,139)
Net assets acquired	$808

(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of intangible assets and deferred income taxes as at the date of the acquisition.
(2)Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
The partnership acquired property, plant, and equipment of $2.7 billion. The property, plant and equipment was valued using the depreciated replacement cost method with key inputs of replacement cost and remaining economic life. Additionally, the partnership acquired $1.5 billion of intangible assets, primarily comprised of customer relationships. The acquired customer relationship assets were valued with key inputs of revenue growth rates, customer attrition rates, and a discount rate determined using a capital asset pricing model and have an estimated useful life of up to 25 years.
The goodwill recorded on acquisition is largely reflective of potential capacity and customer growth. The goodwill recognized is not deductible for income tax purposes.
(b) Acquisition of U.S. refined products pipeline system
On July 31, 2025, Brookfield Infrastructure, alongside institutional partners (the “Colonial consortium”), completed the acquisition of Colonial Enterprises Inc (“Colonial”), the largest refined products pipeline system in the U.S. for total consideration of $0.9 billion (Colonial consortium - $6.2 billion). The partnership contributed approximately $0.5 billion of equity capital (Colonial consortium - $3.4 billion), with the balance funded through acquisition debt. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective July 31, 2025, with the partnership having an effective 15% interest. Acquisition costs of approximately $43 million were recorded as other income (expense) within the Consolidated Statement of Operating Results.
Consideration Transferred:

US$ MILLIONS
Cash	$920
Total consideration	$920
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$110
Accounts receivable and other	446
Property, plant and equipment	8,898
Goodwill	1,979
Accounts payable and other liabilities	(522)
Lease liabilities	(21)
Non-recourse borrowings	(2,686)
Deferred income tax liabilities	(1,979)
Net assets acquired before non-controlling interest	6,225
Non-controlling interest(2)	(5,305)
Net assets acquired	$920

(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of the acquisition.
(2)Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
The partnership acquired property, plant, and equipment of $8.9 billion. The property, plant and equipment was primarily valued using the depreciated replacement cost method with key inputs of replacement cost and remaining economic life.
(c) Acquisition of Brazilian electricity transmission operation
On April 29, 2025, Brookfield Infrastructure, alongside institutional partners (the “Mantiqueira consortium”), exercised its option to acquire an additional 15% interest in Mantiqueira Transmissora de Energia S.A. (“Mantiqueira”), our Brazilian electricity transmission operation, for $45 million (Mantiqueira consortium - $145 million), increasing Brookfield Infrastructure’s effective ownership in Mantiqueira to 31% (Mantiqueira consortium total of 100%). Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Prior to April 29, 2025, our partnership’s existing interest in Mantiqueira was accounted for using the equity method.
Consideration Transferred:

US$ MILLIONS
Cash	$45
Pre-existing interest in business	134
Total consideration	$179
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$67
Accounts receivable and other	40
Intangible assets	1,330
Goodwill	54
Accounts payable and other liabilities	(144)
Non-recourse borrowings	(563)
Deferred income tax liabilities	(201)
Net assets acquired before non-controlling interest	583
Non-controlling interest(1)	(404)
Net assets acquired	$179

(1)Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
(d) Individually insignificant business combinations
The following table summarizes the purchase price allocation of individually insignificant business combinations that have been completed in 2025:
Consideration Transferred:

US$ MILLIONS
Cash	$173
Contingent consideration	17
Total consideration	$190
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$18
Accounts receivable and other	75
Property, plant and equipment	226
Intangible assets	69
Goodwill	110
Accounts payable and other liabilities	(47)
Lease liabilities	(65)
Non-recourse borrowings	(77)
Deferred income tax liabilities	(28)
Net assets acquired before non-controlling interest	281
Non-controlling interest(2)	(91)
Net assets acquired	$190

(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information in order to assess the fair values of property, plant, and equipment, intangible assets and the resulting impact to goodwill as at the date of the acquisition.
(2)Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
Supplemental Information
Had the acquisitions of Mantiqueira, Colonial, and Hotwire been effective January 1, 2025, the revenue and net income of Brookfield Infrastructure would have increased by approximately $1.7 billion and $0.1 billion, respectively, for the year ended December 31, 2025.
In determining the pro-forma revenue and net income attributable to our partnership, management has:
•Calculated depreciation of property, plant and equipment and amortization of intangible assets acquired on the basis of the fair values at the time of the business combination rather than the carrying amounts recognized in the pre-acquisition financial statements and;
•Based borrowing costs on the funding levels, credit ratings and debt and equity position of Brookfield Infrastructure after the business combination.
Acquisitions Completed in 2024
(a) Acquisition of Brazilian electricity transmission operation
On December 23, 2024, Brookfield Infrastructure, alongside institutional partners (the “Chimarrão consortium”), exercised its option to acquire an additional 15% interest in Chimarrão Transmissora de Energia S.A. (“Chimarrão”), a Brazilian electricity transmission operation, for $22 million (Chimarrão consortium - $72 million), increasing Brookfield Infrastructure’s effective ownership in Chimarrão to 31% (Chimarrão consortium total of 100%). Prior to December 23, 2024, our partnership’s existing interest in Chimarrão was accounted for using the equity method.
Consideration Transferred:

US$ MILLIONS
Cash	$22
Pre-existing interest in the business	33
Total consideration	$55
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$11
Accounts receivable and other	22
Intangible assets	619
Accounts payable and other liabilities	(52)
Non-recourse borrowings	(359)
Deferred income tax liabilities	(63)
Net assets acquired before non-controlling interest	178
Non-controlling interest(1)	(123)
Net assets acquired	$55

(1)Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
(b) Acquisition of an Indian telecom tower operation
On September 12, 2024, Brookfield Infrastructure, alongside institutional partners (the “ATC India consortium”), completed the acquisition of ATC Telecom Infrastructure Private Limited (“ATC India”), an Indian telecom tower operation for total consideration of approximately $2.0 billion. The partnership contributed approximately $140 million of equity capital (ATC India consortium - $0.8 billion), with the balance funded through acquisition debt. The portfolio will operate alongside our existing telecom tower operations in India with the partnership holding an effective 16% interest in ATC India. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective September 12, 2024. Acquisition costs of approximately $5 million were recorded as other income (expense) within the Consolidated Statement of Operating Results.
Consideration Transferred:

US$ MILLIONS
Cash	$2,041
Total consideration	$2,041
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$368
Accounts receivable and other	415
Property, plant and equipment	1,785
Intangible assets	582
Goodwill	294
Accounts payable and other liabilities	(344)
Lease liabilities	(778)
Non-recourse borrowings	(119)
Deferred income tax liabilities	(162)
Net assets acquired	$2,041
The partnership acquired property, plant, and equipment of $1.8 billion, including $0.8 billion of remeasured lease assets. The property, plant and equipment was valued using the depreciated replacement cost method with key inputs of replacement cost and remaining economic life. The remeasured lease assets were valued based on the present value of future lease payments over the remaining lease term, with key inputs of lease term, lease payments and discount rate. Additionally, the partnership acquired $0.6 billion of intangible assets, primarily composed of customer relationships. The acquired customer relationship assets were valued with key inputs of revenue growth rates, customer attrition rates, and a discount rate determined using a capital asset pricing model and have an estimated useful life of 20 years.
The goodwill recorded on acquisition is largely reflective of potential to achieve growth over time, supported by underlying growth and expansion of the services we provide and markets we operate in. The goodwill recognized is not deductible for income tax purposes.
(c) Acquisition of a North American Retail Colocation Data Center Business
On January 12, 2024, Brookfield Infrastructure, through our North American retail colocation data center operation subsidiary, completed the acquisition of Cyxtera Technologies Inc. (“Cyxtera”) for $0.8 billion. Brookfield Infrastructure consolidated the entity effective January 12, 2024, with the partnership having an effective 29% interest in Cyxtera through our existing interest in our North American retail colocation data center operation. Upon closing of the acquisition, Brookfield Infrastructure recorded a bargain purchase gain of $0.6 billion ($0.2 billion to the partnership) in other income (expense) within the Consolidated Statement of Operating Results, as the net assets acquired of $1.4 billion exceeded the purchase price of $0.8 billion. Acquisition costs of approximately $50 million were recorded as other income (expense) within the Consolidated Statement of Operating Results.
Consideration Transferred:

US$ MILLIONS
Cash	$803
Total consideration	$803
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$14
Accounts receivable and other	140
Property, plant and equipment	2,334
Intangible assets	379
Assets held for sale	270
Accounts payable and other liabilities	(248)
Lease liabilities	(1,233)
Liabilities held for sale	(70)
Deferred income tax liabilities	(229)
Net assets acquired	$1,357
Bargain purchase gain	$554
The partnership acquired property, plant and equipment of $2.3 billion, including $0.8 billion of land and equipment, $1.2 billion of remeasured lease assets and $0.3 billion of favourable lease assets. The equipment was valued using the depreciated replacement cost method with key inputs of replacement cost and remaining economic life. The remeasured lease assets were valued based on the present value of future lease payments over the lease term, with key inputs of lease term, lease payments and discount rate. The favourable lease assets were valued based on the difference between the contractual lease terms and market terms, key inputs include market rent rates, rental growth rate and discount rate. Additionally, the partnership acquired $0.4 billion of intangible assets, primarily composed of customer relationships. The acquired customer relationship assets were valued with key inputs of revenue growth rates, customer attrition rates, and a discount rate determined using a capital asset pricing model.